Financial Instruments Risk - Accounts Payable and Accrued Liabilities (Details) - Liquidity risk - CAD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade payables	$ 20,325	$ 21,942
Accrued liabilities	20,097	33,608
Payroll liabilities	15,496	12,610
Excise tax payable	2,107	2,611
Income and sales tax payable	1,940	161
Other payables	145	486
Accounts payable and accrued liabilities	$ 60,110	$ 71,418